Other Intangible Assets	12 Months Ended
Dec. 31, 2025
Other Intangible Assets
Other Intangible Assets

Note 13.  Other Intangible Assets

	Technology	Software	Others	Total

	(in thousands)
Cost
Balance at January 1, 2024	$6,889	6,082	1,172	14,143
Additions	—	153	—	153
Disposals	—	(190)	—	(190)
Effect of exchange rate changes	—	(3)	—	(3)
Balance at December 31, 2024	6,889	6,042	1,172	14,103
Acquisitions through business combinations	799	89	—	888
Reclassified from other current assets	—	2,191	—	2,191
Additions	—	397	—	397
Disposals	—	(8)	—	(8)
Effect of exchange rate changes	—	1	—	1
Balance at December 31, 2025	$7,688	8,712	1,172	17,572

Accumulated Amortization
Balance at January 1, 2024	$6,889	5,801	637	13,327
Amortization for the year	—	214	119	333
Disposals	—	(190)	—	(190)
Effect of exchange rate changes	—	(3)	—	(3)
Balance at December 31, 2024	6,889	5,822	756	13,467
Amortization for the year	44	1,433	68	1,545
Disposals	—	(8)	—	(8)
Effect of exchange rate changes	—	3	—	3
Balance at December 31, 2025	$6,933	7,250	824	15,007

Carrying amounts
At December 31, 2024	$—	220	416	636
At December 31, 2025	$755	1,462	348	2,565

Other intangible assets were amortized on a straight-line basis over their estimated useful lives as follows:

Technology	3-7	years
Software	2-10	years
Others	7-15	years